Employee Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Incentive Plans Tables [Abstract]
Compensation costs and related tax benefits table
(In millions)	2011	2010	2009
Compensation cost	$61	$49	$42
Tax benefits	$14	$12	$15

Status of, and changes in, common stock options
(Options in thousands)	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
	Options	Exercise Price	Options	Exercise Price	Options	Exercise Price
Outstanding - January 1	12,093	$31.10	13,751	$29.34	12,258	$35.48
Granted	1,546	$42.36	1,846	$34.64	4,709	$14.15
Exercised	(3,480)	$27.93	(2,565)	$24.31	(1,167)	$25.32
Expired or canceled	(578)	$33.61	(939)	$30.86	(2,049)	$33.42
Outstanding - December 31	9,581	$33.92	12,093	$31.10	13,751	$29.34
Options exercisable at year-end	6,147	$34.94	7,656	$34.42	8,578	$33.53

Information for stock options exercised
(In millions)	2011	2010	2009
Intrinsic value of options exercised	$53	$30	$7
Cash received for options exercised	$97	$62	$30
Excess tax benefits realized from options exercised	$10	$5	$-

Information for outstanding common stock options
(Dollars in millions, except per share	Options	Options
amounts)	Outstanding	Exercisable
Number (in thousands)	9,581	6,147
Total intrinsic value	$91	$56
Weighted average exercise price	$33.92	$34.94
Weighted average remaining
contractual life	6.1 years	4.9 years

Assumptions for fair value of options granted
	2011	2010	2009
Dividend yield	0.1%	0.1%	0.3%
Expected volatility	40.0%	40.0%	40.0%
Risk-free interest rate	1.7%	1.9%	1.6%
Expected option life	4 years	4 years	4 years

Status of, and changes in, restricted stock grants
(Awards in thousands)	2011		2010		2009
		Weighted		Weighted		Weighted
		Average Fair Value		Average Fair Value		Average Fair Value
	Grants/Units	at Award Date	Grants/Units	at Award Date	Grants/Units	at Award Date
Outstanding - January 1	4,306	$27.70	4,113	$27.65	2,347	$40.53
Awarded	945	$42.62	1,155	$34.63	2,678	$18.14
Vested	(564)	$42.79	(541)	$40.87	(557)	$32.00
Forfeited	(441)	$28.99	(421)	$29.28	(355)	$33.79
Outstanding - December 31	4,246	$28.88	4,306	$27.70	4,113	$27.65

Status Of Changes In Strategic Performance Shares Table [Text Block]
(Awards in thousands)	2011		2010
		Weighted		Weighted
		Average Fair Value		Average Fair Value
	Grants/Units	at Award Date	Grants/Units	at Award Date
Outstanding - January 1	430	$34.73	-	$-
Awarded	529	$42.92	480	$34.73
Vested	-	$-	-	$-
Forfeited	(125)	$37.92	(50)	$34.65
Outstanding - December 31	834	$39.45	430	$34.73